Summary of Significant Accounting Policies - Schedule of Estimated Depreciation Useful Life (Details)	Dec. 31, 2025	Jun. 30, 2025
Office and electronic equipment [Member]
Schedule of Estimated Depreciation Useful Life [Line Items]
Office and electronic equipment	3 years	3 years